Provisions - Additional Information (Details) - EUR (€) € in Millions	3 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Disclosure of other provisions [line items]
Other provisions	€ 32.9	€ 36.5
Provision used, other provisions	3.7
Restructuring
Disclosure of other provisions [line items]
Other provisions	€ 9.1	12.7
Estimated completion of activities	12 months
Provision used, other provisions	€ 3.6
Other
Disclosure of other provisions [line items]
Other provisions	16.4	16.2
Provision used, other provisions	0.1
Provisions related to other taxes
Disclosure of other provisions [line items]
Other provisions	7.4	€ 7.6
Provision used, other provisions	€ 0.0